Condensed Consolidated Statement of Changes in Stockholders' (Deficiency) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Balances	$ (4,440,819)	$ (4,310,642)	$ (4,357,482)	$ (4,119,910)	$ (4,119,910)	$ (4,027,534)
Issuance of common stock in satisfaction of notes payable and accrued interest	533,229	207,578	1,267,745	207,578
Issuance of common stock and warrants as part of $100,000 convertible note issued on July 2, 2021	57,583		57,583
Issuance of common stock for consulting services			29,850
Issuance of common stock to directors for accrued compensation			56,779
Issuance of common stock for Amwaste asset purchase			99,000
Issuance of common stock relating to Officer Employment Agreement		18,768		18,768	33,600
Issuance of Common Shares relating to Officer Employment Agreement					18,768
Convertible Note Conversions					248,630
Warrant Cashless Exercise
Issuance of Preferred B stock in satisfaction of deferred compensation				31,000	31,000
Issuance of common stock to an officer for services				33,600
Issuance of common stock to a service provider in connection with Service Settlement Agreement dated November 27, 2020					163,000
Warrant cashless exercise
Net loss	268,576	(200,832)	(734,906)	(456,164)	(732,570)	(92,376)
Balances	(3,581,431)	(4,285,128)	(3,581,431)	(4,285,128)	(4,357,482)	(4,119,910)
Series B Preferred Stocks [Member]
Balances	$ 31,000	$ 31,000	$ 31,000
Balance, shares	31,000	31,000	31,000
Issuance of common stock in satisfaction of notes payable and accrued interest ssuance of common stock in satisfaction of notes payable and accrued interest, shares
Issuance of common stock and warrants as part of $100,000 convertible note issued on July 2, 2021
Issuance of common stock and warrants as part of $100,000 convertible note issued on July 2, 2021, shares
Issuance of common stock for consulting services
Issuance of common stock to directors for accrued compensation
Issuance of common stock for Amwaste asset purchase
Issuance of common stock relating to Officer Employment Agreement
Issuance of Preferred B stock in satisfaction of deferred compensation				$ 31,000
Issuance of Preferred B stock in satisfaction of deferred compensation, shares				31,000
Issuance of common stock to an officer for services
Warrant cashless exercise
Net loss
Balances	$ 31,000	$ 31,000	$ 31,000	$ 31,000	$ 31,000
Balance, shares	31,000	31,000	31,000	31,000	31,000
Common Stock [Member]
Balances	$ 16,940	$ 10,589	$ 12,984	$ 10,505	$ 10,505	$ 10,505
Balance, shares	169,394,790	105,891,540	129,836,060	105,051,540	105,051,540	105,051,540
Issuance of common stock in satisfaction of notes payable and accrued interest	$ 2,510	$ 1,089	$ 5,953	$ 1,089
ssuance of common stock in satisfaction of notes payable and accrued interest, shares	25,098,081	10,892,592	59,524,053	10,892,592
Issuance of common stock and warrants as part of $100,000 convertible note issued on July 2, 2021	$ 100		$ 100
Issuance of common stock and warrants as part of $100,000 convertible note issued on July 2, 2021, shares	1,000,000		1,000,000
Issuance of common stock for consulting services			$ 75
Issuance of common stock for consulting services, shares			750,000
Issuance of common stock to directors for accrued compensation			$ 238
Issuance of common stock to directors for accrued compensation, shares			2,382,758
Issuance of common stock for Amwaste asset purchase			$ 200
Issuance of common stock for Amwaste asset purchase, shares			2,000,000
Issuance of common stock relating to Officer Employment Agreement		$ 103		$ 103	$ 84
Issuance of common stock relating to Officer Employment Agreement, shares		1,020,000		1,020,000	840,000
Issuance of Common Shares relating to Officer Employment Agreement					$ 103
Issuance of Common Shares relating to Officer Employment Agreement, shares					1,020,000
Convertible Note Conversions					$ 1,266
Convertible Note Conversions, shares					12,662,039
Warrant Cashless Exercise					$ 26
Issuance of Preferred B stock in satisfaction of deferred compensation
Issuance of common stock to an officer for services				$ 84
Issuance of common stock to an officer for services, shares				840,000
Issuance of common stock to a service provider in connection with Service Settlement Agreement dated November 27, 2020					$ 1,000
Issuance of common stock for consulting services and to a service provider in connection with Service Settlement Agreement dated November 27, 2020, shares					10,000,000
Warrant cashless exercise	$ 451	$ 26	$ 451	$ 26
Warrant Cashless Exercise, shares	4,512,497	262,481	4,512,497	262,481	262,481
Net loss
Balances	$ 20,001	$ 11,807	$ 20,001	$ 11,807	$ 12,984	$ 10,505
Balance, shares	200,005,368	118,066,613	200,005,368	118,066,613	129,836,060	105,051,540
Additional Paid-in Capital [Member]
Balances	$ 4,291,077	$ 2,946,885	$ 3,374,888	$ 2,913,369	$ 2,913,369	$ 2,913,369
Issuance of common stock in satisfaction of notes payable and accrued interest	530,719	206,489	1,261,792	206,489
Issuance of common stock and warrants as part of $100,000 convertible note issued on July 2, 2021	57,483		57,483
Issuance of common stock for consulting services			29,775
Issuance of common stock to directors for accrued compensation			56,541
Issuance of common stock for Amwaste asset purchase			98,800
Issuance of common stock relating to Officer Employment Agreement		18,665		18,665	33,516
Issuance of Common Shares relating to Officer Employment Agreement					18,665
Convertible Note Conversions					247,364
Warrant Cashless Exercise					(26)
Issuance of Preferred B stock in satisfaction of deferred compensation
Issuance of common stock to an officer for services				33,516
Issuance of common stock to a service provider in connection with Service Settlement Agreement dated November 27, 2020					162,000
Warrant cashless exercise	(451)	(26)	(451)	(26)
Net loss
Balances	4,878,828	3,172,013	4,878,828	3,172,013	3,374,888	2,913,369
Retained Earnings [Member]
Balances	(8,779,836)	(7,299,116)	(7,776,354)	(7,043,784)	(7,043,784)	(6,951,408)
Issuance of common stock in satisfaction of notes payable and accrued interest
Issuance of common stock and warrants as part of $100,000 convertible note issued on July 2, 2021
Issuance of common stock for consulting services
Issuance of common stock to directors for accrued compensation
Issuance of common stock for Amwaste asset purchase
Issuance of common stock relating to Officer Employment Agreement
Issuance of Common Shares relating to Officer Employment Agreement
Convertible Note Conversions
Warrant Cashless Exercise
Issuance of Preferred B stock in satisfaction of deferred compensation
Issuance of common stock to an officer for services
Issuance of common stock to a service provider in connection with Service Settlement Agreement dated November 27, 2020
Warrant cashless exercise
Net loss	268,576	(200,832)	(734,906)	(456,164)	(732,570)	(92,376)
Balances	$ (8,511,260)	$ (7,499,948)	(8,511,260)	$ (7,499,948)	$ (7,776,354)	(7,043,784)
Preferred Stock [Member] | Series B Preferred Stock [Member]
Balances			$ 31,000
Balance, shares			31,000
Issuance of common stock relating to Officer Employment Agreement
Issuance of Common Shares relating to Officer Employment Agreement
Convertible Note Conversions
Warrant Cashless Exercise
Issuance of Preferred B stock in satisfaction of deferred compensation					$ 31,000
Issuance of Preferred B stock in satisfaction of deferred compensation, shares					31,000
Issuance of common stock to a service provider in connection with Service Settlement Agreement dated November 27, 2020
Net loss
Balances					$ 31,000
Balance, shares					31,000